Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA MFS Blue Chip Growth Portfolio
(the “Portfolio”)
Supplement dated March 9, 2022 to the Portfolio’s Summary Prospectus,
Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented and amended to date
At the Joint Special Meeting of Shareholders of the Portfolio held on March 2, 2022, shareholders of the Portfolio approved the proposal to change the Portfolio’s sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified” as described in the Portfolio’s Proxy Statement dated January 4, 2022.
Accordingly, effective March 15, 2022, the following changes are made to the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information:
In the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:
The Portfolio is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:
Non‑Diversification Risk. The Portfolio is organized as a “non‑diversified” fund. A non‑diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.

SA MFS Blue Chip Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA MFS Blue Chip Growth Portfolio
(the “Portfolio”)
Supplement dated March 9, 2022 to the Portfolio’s Summary Prospectus,
Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented and amended to date
At the Joint Special Meeting of Shareholders of the Portfolio held on March 2, 2022, shareholders of the Portfolio approved the proposal to change the Portfolio’s sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified” as described in the Portfolio’s Proxy Statement dated January 4, 2022.
Accordingly, effective March 15, 2022, the following changes are made to the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information:
In the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:
The Portfolio is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:
Non‑Diversification Risk. The Portfolio is organized as a “non‑diversified” fund. A non‑diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.